Expected Credit Losses Allowance (Details) - Schedule of expected credit losses - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		$ 198,155	[1]	$ 176,534	$ 324,462	[1]
Mortgage loans		41,381	[1]	44,437	41,873
Consumer loans		201,859	[1]	134,667	180,538
Contingent loans		5,189	[1]	12,254	4,503	[1]
Loans and account receivable at FVOCI		58	[1]	59	629
Debt at FVOCI		(529)	[1]	(435)	682
Debt at amortised cost		957	[1]	711
Subtotal		447,071	[1]	368,227	552,687	[1]
Recovery of loans previously charged-off		(90,577)	[1]	(76,999)	(74,926)	[1]
TOTAL		356,494	[1]	291,228	477,761	[1]
Stage 1 [Member] | Corporate [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		4,324	[1]	22,469	43,655	[1]
Mortgage loans	[1]
Consumer loans	[1]
Contingent loans		453	[1]	1,607	852	[1]
Loans and account receivable at FVOCI		58	[1]	59	629	[1]
Debt at FVOCI	[1]				682
Debt at amortised cost	[1]
Subtotal		4,837	[1]	24,135	45,818	[1]
Stage 1 [Member] | Other commercial [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		8,734	[1]	6,625	23,449	[1]
Mortgage loans		(5,010)	[1]	7,134	30,203	[1]
Consumer loans		16,234	[1]	56,994	42,986	[1]
Contingent loans		2,864	[1]	7,397	(1,411)	[1]
Loans and account receivable at FVOCI	[1]
Debt at FVOCI		(529)	[1]	(435)		[1]
Debt at amortised cost		957	[1]	711
Subtotal		23,249	[1]	78,426	95,227	[1]
Stage 2 [Member] | Corporate [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		272	[1]	37,952	43,861	[1]
Mortgage loans	[1]
Consumer loans	[1]
Contingent loans		(837)	[1]	5,167	1,624	[1]
Loans and account receivable at FVOCI	[1]
Debt at FVOCI	[1]
Debt at amortised cost	[1]
Subtotal		(565)	[1]	43,119	45,485	[1]
Stage 2 [Member] | Other commercial [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		515	[1]	3,445	31,410	[1]
Mortgage loans		(4,936)	[1]	7,540	4,034	[1]
Consumer loans		72,115	[1]	17,710	(3,914)	[1]
Contingent loans		(231)	[1]	(1,420)	3,029	[1]
Loans and account receivable at FVOCI	[1]
Debt at FVOCI	[1]
Debt at amortised cost	[1]
Subtotal		67,463	[1]	27,275	34,559	[1]
Stage 3 [Member] | Corporate [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		90,349	[1]	48,013	105,730	[1]
Mortgage loans	[1]
Consumer loans	[1]
Contingent loans		1,511	[1]	(279)	(14)	[1]
Loans and account receivable at FVOCI	[1]
Debt at FVOCI	[1]
Debt at amortised cost	[1]
Subtotal		91,860	[1]	47,734	105,716	[1]
Stage 3 [Member] | Other commercial [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		93,961	[1]	58,030	76,357	[1]
Mortgage loans		51,327	[1]	29,763	7,636
Consumer loans		113,510	[1]	59,963	141,466
Contingent loans		1,429	[1]	(218)	423	[1]
Loans and account receivable at FVOCI	[1]
Debt at FVOCI	[1]
Debt at amortised cost	[1]
Subtotal		$ 260,227	[1]	$ 147,538	$ 225,882	[1]

[1]	Includes overlays for an amount of MCh$59,000. See Note 37, Risk management.